SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
SHARE CAPITAL
Schedule of composition of share capital

	Number of shares
	December 31,
	2020	2019
	In thousands
Authorized ordinary shares	794,000	594,000
Authorized preferred shares (reserved)	6,000	6,000
Issued and paid ordinary shares	383,981	352,696